                                VARIABLE ANNUITY

                               1997 ANNUAL REPORT


[SBL LOGO]
Security Benefit Life Insurance Company
A Member of The Security Benefit
Group of Companies

A LETTER FROM THE PRESIDENT

At Security Benefit we strive for the optimum in financial integrity, operational excellence and core values. Our dedication to providing quality products and services is a never-ending quest. It's through these commitments that we maintain a strong financial position and consistent growth for the protection and security of our policyholders and customers.

Capitalizing on opportunities and challenges, 1997 was a year of milestones for Security Benefit.

*  Sales were up 5%
*  Profits were up 17%
*  Company assets rose 11%
*  Statutory equity rose 29%

We have long been positioned to meet the demand for flexible annuities. And we took that one step further in 1997 by unveiling Variflex Signature. Our new variable annuity offers opportunities for investors tired of low interest rates and lack of control over their insurance investments.

Another milestone for 1997 was FORTUNE magazine citing Security Benefit as "One of the Best 100 Companies To Work for in America." FORTUNE has discovered what our associates already know--that Security Benefit is a quality, caring and well-managed place to work and grow. We understand that satisfied people are more productive people, and that translates to higher quality service to our customers.

When it comes to quality service, 1997 was a banner season for Security Benefit. DALBAR, an independent research firm that rates the service standards of financial services organizations, awarded us the first Quality Tested Service Seal. The award places Security Benefit at the pinnacle of superior customer service in the variable annuity industry.

As we move forward, our sights are set high to continue as a leader in the financial services industry. By anticipating evolving needs and developing appropriate solutions, we anticipate a prosperous and successful 1998.


HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

BOARD OF DIRECTORS

Howard R. Fricke
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

Thomas R. Clevenger
Wichita, Kansas

Sister Loretto Marie Colwell
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

John C. Dicus
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

Stephen J. Douglass
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

William W. Hanna
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

John E. Hayes, Jr.
Chairman of the Board and CEO
Western Resources, Inc.
Topeka, Kansas

Laird G. Noller
President
Noller Enterprises
Topeka, Kansas

Frank Sabatini
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

Robert C. Wheeler
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 2, 1998 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call 1-800-888-2461

www.securitybenefit.com

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REPORT OF INDEPENDENT AUDITORS


The Contractowners of SBL Variable Annuity Account and
The Board of Directors of Security Benefit Life Insurance Company


We have audited the accompanying balance sheet of SBL Variable Annuity Account (the Account) as of December 31, 1997, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SBL Variable Annuity Account at December 31, 1997, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 6, 1998

                                       3
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SBL VARIABLE ANNUITY ACCOUNT
================================================================================
BALANCE SHEET                                                  DECEMBER 31, 1997
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


Investments:

  Security Equity Fund (Series E) - 13,483,634 shares at net
    asset value of $8.47 per share (cost, $85,950)...................   $114,206

  Security Growth and Income Fund (Series I) - 4,181,554 shares
    at net asset value of $8.49 per share (cost, $32,439)............     35,501

  Security Income Fund - Corporate Bond (Series B) - 585,059 shares
    at net asset value of $7.05 per share (cost, $4,072).............      4,125

  Security Ultra Fund (Series U) - 31,308 shares at net asset
    value of $8.49 per share (cost, $233)............................        266
                                                                         =======
Total assets.........................................................   $154,098
                                                                         =======

LIABILITIES AND NET ASSETS

Actuarial risk fees payable..........                                   $     22
Mortality guarantee payable..........                                         16
                                                                         -------
Total liabilities                                                             38

Net assets are represented by (Note 3):

                                          NUMBER     UNIT
                                         OF UNITS    VALUE    AMOUNT
                                        ---------    -----    -------
Series E:
   Accumulation units................   12,930,950   $8.47   $109,526
   Annuity reserves..................      549,508    8.47      4,654    114,180
                                                              -------
Series I:
   Accumulation units................    3,939,905    8.49     33,450
   Annuity reserves..................      240,336    8.49      2,040     35,490
                                                              -------
Series B:
   Accumulation units................      568,219    7.05      4,006
   Annuity reserves..................       16,792    7.05        118      4,124
                                                              -------
Series U:
   Accumulation units................       30,969    8.49        263
   Annuity reserves..................          333    8.49          3        266
                                                              -------    -------
Total liabilities and net assets.....                                   $154,098
                                                                         =======

                            See accompanying notes.
                                       4
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STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                                     SERIES E      SERIES I     SERIES B     SERIES U
                                                                     ------------------------------------------------
Dividend distributions............................................   $    359      $   453      $   290        $---
Expenses (Note 2):
  Mortality and expense risk fee..................................       (828)        (253)         (36)         (2)
                                                                     ------------------------------------------------
Net investment income (loss)......................................       (469)         200          254          (2)

Capital gains distributions.......................................      9,846        8,262          ---          14
Realized gain (loss) on investments...............................      5,093        1,521         (235)          2
Unrealized appreciation (depreciation) on investments.............     11,916       (1,151)         348          26
                                                                     ------------------------------------------------
Net realized and unrealized gain on investments...................     26,855        8,632          113          42
                                                                     ------------------------------------------------

Net increase in net assets resulting from operations..............     26,386        8,832          367          40
Net assets at beginning of year...................................     96,924       29,929        4,915         249
Variable annuity deposits (Notes 2 and 3).........................      5,879          910          301         ---
Terminations and withdrawals (Notes 2 and 3)......................    (14,250)      (3,937)      (1,437)        (23)
Annuity payments (Notes 2 and 3)..................................       (760)        (260)         (23)        ---
Net mortality guarantee transfer..................................          1           16            1         ---
                                                                     ------------------------------------------------
Net assets at end of year.........................................   $114,180      $35,490      $ 4,124        $266
                                                                     ================================================

                            See accompanying notes.
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SBL VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - SBL Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested, as directed by the owners, in either Security Equity Fund (Series E), Security Growth and Income Fund (Series
I), Security Income Fund - Corporate Bond (Series B) or Security Ultra Fund (Series U).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC, a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL.

INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows (In Thousands):

                                                         COST OF       PROCEEDS
                                                        PURCHASES     FROM SALES
                                                        ---------     ----------
Security Equity Fund (Series E)......................    $16,769       $16,473
Security Growth and Income Fund (Series I)...........      9,977         4,753
Security Income Fund - Corporate Bond (Series B).....        600         1,503
Security Ultra Fund (Series U).......................         16            27

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
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY RESERVES - Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES - Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.795% of the net asset value of each contract, of which 0.675% is for assuming mortality risks and the remainder is for assuming expense risks.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract charges retained by SBL from the proceeds of sales of annuity contracts were not significant.

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
SBL VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


3. SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

                                                                           UNITS
                                                                           -----
Series E:
  Variable annuity deposits.............................................     693
  Terminations, withdrawals and annuity payments........................   1,835
  Dividends and capital gains distributions, net of expenses paid.......   1,161

Series I:
  Variable annuity deposits.............................................      77
  Terminations, withdrawals and annuity payments........................     405
  Dividends and capital gains distributions, net of expenses paid.......   1,028

Series B:
  Variable annuity deposits.............................................      44
  Terminations, withdrawals and annuity payments........................     211
  Dividends and capital gains distributions, net of expenses paid.......      37

Series U:
  Terminations, withdrawals and annuity payments........................       2
  Dividends and capital gains distributions, net of expenses paid.......       1

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[SBG LOGO]                                                         BULK RATE
The Security Benefit Group of Companies                        U.S. POSTAGE PAID
700 SW Harrison St.,                                              TOPEKA, KS
Topeka, Kansas 66636-0001                                       PERMIT NO. 428